RELATED PARTY TRANSACTIONS (Narrative) (Details)	Dec. 31, 2019 USD ($)
Shanghai Pujiang [Member] | Short-term debt [Member]
Related Party Transaction [Line Items]
Guarantee	$ 85,995,602